Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Schedule of basic and diluted per share of common stock
The computations of the numerator to derive the basic and diluted earnings per share amounts presented on the face of the accompanying consolidated statements of operations are as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss from continuing operations, net of tax	$(900,233)	$(568,110)
Net loss from continuing operations, net of tax, attributable to noncontrolling interest	(90,999)	(48,716)

Loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	(809,234)	(519,394)
Deemed dividend on repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock (1)	—	(77,777)

Basic and diluted loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd.	$(809,234)	$(597,171)

Income from discontinued operations, net of tax	$—	$1,578,426
Net loss from discontinued operations, net of tax, attributable to noncontrolling interest	—	(141,477)

Net income from discontinued operations, net of tax, attributable to Roivant Sciences Ltd.	$—	$1,719,903

Basic and diluted income from discontinued operations, net of tax	$—	$1,719,903

Basic and diluted net (loss) income attributable to Roivant Sciences	$(809,234)	$1,122,732

(1)
Consideration paid in excess of carrying value for the repurchase of redeemable noncontrolling interest relating to subsidiary convertible and redeemable preferred stock of $77.8 million is considered a deemed dividend and, for purposes of calculating net loss per share, increases the loss from continuing operations, net of tax, attributable to Roivant Sciences Ltd. for the year ended March 31, 2020. See Note 10, “Shareholders’ Equity and Redeemable Noncontrolling Interest.”

Summary of potentially dilutive securities
As of December 31, 2021 and 2020, potentially dilutive securities were as follows:

	December 31, 2021	December 31, 2020
Stock options and performance stock options	80,754,174	69,852,354
Restricted stock units and performance stock units (non-vested) (1)	22,587,681	6,458,269
March 2020 CVARs (2)	32,447,626	32,447,626
November 2021 CVARs	6,317,350	—
Restricted common stock (non-vested)	988,540	—
Earn-Out Shares (non-vested)	3,080,387	—
Private Placement Warrants	10,214,365	—
Public Warrants	20,535,896	—
Other instruments issued	5,134,088	5,470,387

(1)	Vested restricted stock units were treated as outstanding common shares for purposes of calculating net loss per common share for the three and nine months ended December 31, 2021.
(2)	Refer to Note 10, “Share-Based Compensation” for details regarding settlement of CVARs. Vested CVARs will be settled on the first business day immediately following expiration of the lock-up period.